S000069725 [Member] Expense Example - Dodge & Cox Emerging Markets Stock Fund - Dodge & Cox Emerging Markets Stock Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,144